Events After the Reporting Period (Details) - Entered into financing agreement $ / shares in Units, $ in Millions	Jul. 31, 2023 USD ($) $ / shares shares
Events After the Reporting Period
Maximum borrowing capacity	$ 20.0
Term of agreement	36 months
Right to issue maximum amount of notes in tranches	$ 0.7
Commitment fee payable	$ 1.1
American Depositary Shares [Member]
Events After the Reporting Period
Nominal value per share | $ / shares	$ 1
Number of shares per ADS | shares	1
Maximum borrowing capacity	$ 20.0